UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	December 31, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ]  is a restatement.
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		McDonald Investments, Inc.
Address: 	      800 Superior Avenue
            	Cleveland, OH  44114

13F File Number:  28-04569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Diane L. Wozniak
Title:  Vice President
Phone:  216-813-4794
Signature, Place, and Date of Signing:

/s/	Diane L. Wozniak		Brooklyn, Ohio	  	February 18, 2005

Report Type (Check only one.):

[    ]	 	13F HOLDINGS REPORT.

[ X  ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

28-06343 KeyBank National Association

Additional Information about this report:

Initial 13F Notice filed on May 13, 2003 to report that McDonald
Investments Inc. 13F Holdings Report will be consolidated with
KeyBank National Association effective March 31, 2003.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

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